Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2015	2014	2015	2014	2015	2014	2015	2014
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.48%	4.13%	3.45%	3.33%	4.48%	4.13%	3.60%	3.10%
Rate of compensation increase	N/A	3.00	3.51	3.29	3.00	3.00	—	—
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,460)	$(3,712)	$(1,177)	$(1,021)	$(210)	$(224)	$(8)	$(7)
Service cost	(30)	(58)	(32)	(33)	(1)	(1)	—	—
Interest cost	(170)	(180)	(38)	(43)	(8)	(11)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Amendments	—	—	—	3	—	—	—	—
Actuarial gain (loss)	178	(687)	(1)	(169)	17	(8)	1	(1)
(Acquisitions) divestitures	—	—	12	—	—	—	2	—
Curtailments	94	—	—	—	—	—	—	—
Special termination benefits	—	(1)	—	—	—	—	—	—
Benefits paid	211	178	17	19	18	34	—	—
Foreign exchange adjustment	N/A	N/A	73	68	N/A	N/A	1	—
Benefit obligation at end of period	(4,177)	(4,460)	(1,147)	(1,177)	(184)	(210)	(4)	(8)
Change in fair value of plan assets
Fair value at beginning of period	4,942	4,721	997	930	93	86	—	—
Actual return on plan assets	(61)	383	40	88	(1)	7	—	—
Employer contributions	19	16	51	56	18	34	—	—
Employee contributions	—	—	1	1	—	—	—	—
Acquisitions (divestitures)	—	—	1	—	—	—	—	—
Benefit payments	(211)	(178)	(17)	(19)	(18)	(34)	—	—
Foreign exchange adjustment	N/A	N/A	(59)	(59)	N/A	N/A	—	—
Fair value at end of period	4,689	4,942	1,014	997	92	93	—	—
Funded status at end of period	$512	$482	$(133)	$(180)	$(92)	$(117)	$(4)	$(8)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,678	$1,668	$368	$382	$111	$146	$(1)	$—
Prior service cost (credit)	—	(31)	1	1	(69)	(79)	—	—
Total (before tax effects)	$1,678	$1,637	$369	$383	$42	$67	$(1)	$—

(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$4,696	$4,430	$4,121	$959	$898	$790	$92	$86	$80	N/A	N/A	N/A
Discount rate	4.13%	4.99%	4.25%	3.33%	4.29%	4.49%	4.13%	4.99%	4.25%	3.10%	4.21%	4.50%
Expected rate of return on plan assets	7.25	7.25	7.25	5.25	6.26	6.04	7.25	7.25	7.25	N/A	N/A	N/A
Rate of compensation increase	3.00	3.00	3.00	3.29	3.71	3.49	3.00	3.00	3.00	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$30	$58	$63	$32	$33	$36	$1	$1	$2	$—	$—	$—
Interest cost	170	180	170	38	43	38	8	11	9	—	—	—
Expected return on assets	(333)	(315)	(292)	(51)	(58)	(46)	(6)	(6)	(6)	—	—	—
Amortization of:
Prior service cost (credit)	(1)	(15)	(16)	—	1	—	(10)	(10)	(10)	—	—	—
Net actuarial (gain) loss	111	125	205	23	15	15	10	11	12	—	—	—
Settlement (gain) loss	1	—	3	—	—	—	—	—	—	—	—	—
Curtailment (gain) loss	(30)	—	—	—	—	—	—	—	—	—	—	—
Special termination benefit charge	—	1	—	—	—	—	—	—	—	—	—	—
Net periodic benefit cost (credit)	$(52)	$34	$133	$42	$34	$43	$3	$7	$7	$—	$—	$—

Changes in Other Comprehensive (Income) Loss

Changes in other comprehensive (income) loss in 2015	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$122	$9	$(25)	$(1)
Recognition of prior years’ net (loss)	(112)	(23)	(10)	—
Prior service cost (credit) arising during period	—	—	—	—
Recognition of prior years’ service credit	31	—	10	—
Foreign exchange adjustment	N/A	—	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$41	$(14)	$(25)	$(1)

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2016 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$69	$20	$8	$—
Prior service (credit) recognition	—	—	(10)	—

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2015	2014	2015	2014
Pension benefits:
Prepaid benefit cost	$724	$708	$3	$—
Accrued benefit cost	(212)	(226)	(136)	(180)
Total pension benefits	$512	$482	$(133)	$(180)
Healthcare benefits:
Accrued benefit cost	$(92)	$(117)	$(4)	$(8)
Total healthcare benefits	$(92)	$(117)	$(4)	$(8)

Plan with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2015	2014	2015	2014
Projected benefit obligation	$233	$227	$132	$392
Accumulated benefit obligation	233	225	115	375
Fair value of plan assets	20	—	79	313

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2016	$252	$16
	2017	267	15
	2018	254	17
	2019	250	17
	2020	253	20
	2021-2025	1,275	116
Total pension benefits		$2,551	$201
Healthcare benefits:
Year	2016	$14	$—
	2017	14	—
	2018	14	—
	2019	14	—
	2020	14	—
	2021-2025	62	1
Total healthcare benefits		$132	$1

Pension Investment Asset Allocation
Our pension assets were invested as follows at Dec. 31, 2015 and 2014:

Asset allocations	Domestic		Foreign
	2015	2014	2015	2014
Equities	63%	63%	57%	56%
Fixed income	31	31	34	36
Private equities	1	2	—	—
Alternative investment	3	3	3	2
Real estate	—	—	5	5
Cash	2	1	1	1
Total pension benefits	100%	100%	100%	100%

Pension Plan Investment Assets Measures at Fair Value on Recurring Basis
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2015 and Dec. 31, 2014, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,473	$—	$—	$1,473
Non-U.S. equity	132	—	—	132
Collective trust funds:
Commingled	—	318	—	318
U.S. equity	—	1,181	—	1,181
Fixed income:
U.S. Treasury securities	450	—	—	450
U.S. Government agencies	—	20	—	20
Sovereign government obligations	—	77	—	77
U.S. corporate bonds	—	726	—	726
Other	—	39	—	39
Exchange traded funds	60	—	—	60
Other assets measured at NAV				213
Total domestic plan assets, at fair value	$2,115	$2,361	$—	$4,689

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$375	$163	$—	$538
Sovereign/government obligation funds	52	84	—	136
Corporate debt funds	—	158	19	177
Cash and currency	5	—	—	5
Other assets measured at NAV				80
Total foreign plan assets, at fair value	$432	$405	$19	$936

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,468	$—	$—	$1,468
Non-U.S. equity	132	—	—	132
Collective trust funds:
Commingled	—	342	—	342
U.S. equity	—	1,344	—	1,344
Fixed income:
U.S. Treasury securities	438	—	—	438
U.S. Government agencies	—	59	—	59
Sovereign government obligations	—	91	—	91
U.S. corporate bonds	—	724	—	724
Other	—	32	—	32
Exchange traded funds	70	—	—	70
Other assets measured at NAV				242
Total domestic plan assets, at fair value	$2,108	$2,592	$—	$4,942

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$432	$125	$—	$557
Sovereign/government obligation funds	75	130	—	205
Corporate debt funds	60	74	20	154
Cash and currency	13	—	—	13
Other assets measured at NAV				68
Total foreign plan assets, at fair value	$580	$329	$20	$997

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy
The table below includes a roll forward of the plan assets for the years ended Dec. 31, 2015 and 2014 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2015
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2014	$20
Transfers into Level 3	—
Total gains or (losses) included in earnings (or changes in net assets)	(1)
Fair value at Dec. 31, 2015	$19
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(1)

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2014
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2013	$19
Transfers into Level 3	—
Total gains or (losses) included in earnings (or changes in net assets)	1
Fair value at Dec. 31, 2014	$20
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$1

Pension Plan Assets Valued Using Net Asset Value

Assets valued using NAV—Dec. 31, 2015
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$60	$8	N/A	N/A
Funds of funds (b)	177	—	Monthly	30-45 days
Property funds (c)	49	—	Daily-Quarterly	0-90 days
Other contracts (d)	7	—	N/A	N/A
Total	$293	$8

Assets valued using NAV—Dec. 31, 2014
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$159	$11	N/A	N/A
Funds of funds (b)	151	—	Monthly	30-45 days
Total	$310	$11

(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.

(d)	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.